Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 297,385	$ 78,253
Accounts Receivable (net of allowance for doubtful accounts $0 in 2013 and $25,200 in 2012)	265,245	400,419
Prepaid expenses and other current assets	232,570	275,371
Inventory	496,313	669,745
Deferred debt discount	820,750	1,090,750
Total current assets	2,112,263	2,514,538
Other assets	172,362	0
Intangible assets, net	25,305	30,713
Property and equipment, net	69,555	121,587
Total assets	2,379,485	2,666,838
Current Liabilities
Accounts payable	1,175,221	1,268,947
Borrowings under line of credit, net of debt discount	684,994	166,513
Customer deposits	19,000	127,239
Accrued loss contract	519,092	0
Accrued payroll	146,465	78,445
Accrued warranty costs	140,074	140,074
Deferred revenue	63,311	126,043
Accrued liabilities	496,011	418,069
Current portion of long term debt	11,782	11,688
Derivative liability	13,200	0
Total current liabilities	3,269,150	2,337,018
Commitments and Contingencies (Note 9)
Long term liabilities
Long term debt	16,169	27,951
Derivative liability - long term	762,396	0
Total long term liabilities	778,565	27,951
Stockholders' (deficit)/equity
Preferred stock, 5,000,000 shares authorized, $.0001 par value; none issued or outstanding at December 31, 2013 or December 31, 2012	0	0
Common stock, 500,000,000 shares authorized, $0.002 par value; 17,993,694 and 12,406,633 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	35,987	24,813
Additional paid-in capital	25,330,474	24,038,807
Deficit accumulated	(27,034,691)	(23,761,751)
Total stockholders' (deficit)/equity	(1,668,230)	301,869
Total liabilities and stockholders' equity	$ 2,379,485	$ 2,666,838